Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net (loss) income	$ (748,542)	$ 205,911	$ (49,022)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	7,300	2,001	1,795
Amortization of right-of-use assets	4,350
Credit loss (recovery)	128,652	(2,414)	(10,194)
Deferred income taxes	154		1,824
Changes in operating assets and liabilities:
Accounts receivable	(130,142)	(2,546)	801,201
Advances to suppliers	929,056	16,645,460	(20,818,428)
Prepayments and other assets	(18,844)	129,495	(33,195)
Other non-current assets	(27,679)
Accounts payable	136,431	807,113	(1,660,676)
Advances from customers	(1,807,899)	(18,353,557)	21,662,719
Taxes payable	129,032	39,608	282,285
Accruals and other liabilities	5,432	25,130	87,305
Operating lease liability	(7,424)
Amounts due to related parties	46,969	220,640	97,460
Net cash provided by (used in) operating activities	(1,353,154)	(283,159)	363,074
Cash flows from investing activities
Purchases of property and equipment	(12,766)	(2,646)	(2,934)
Loans to third parties	(11,657,764)
Collection of loans to third parties	2,200,000
Net cash used in investing activities	(9,470,530)	(2,646)	(2,934)
Cash flows from financing activities
Proceeds from short-term loans	981,409	144,061
Repayments on short-term loans	(420,604)
Payments of offering costs		12,873	(476,060)
Issuances of ordinary shares	13,783,523		897,222
Net cash provided by financing activities	14,344,328	156,934	421,162
Effect of foreign exchange rate on cash	19,997	(96,126)	(51,560)
Net increase (decrease) in cash	3,540,641	(224,997)	729,742
Cash at the beginning of the year	1,293,709	1,518,706	788,964
Cash at the end of the year	4,834,350	1,293,709	1,518,706
Supplemental disclosures of cash flows information:
Interest paid	12,454	1,269
Income taxes paid		598	26,001
Non-cash financing activities
ROU assets recognized	$ 22,388